Note 2 - Loans Receivable	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Financing Receivables [Text Block]
2.	Loans Receivable

A summary of the balances of loans as of December 31 is as follows (dollars in thousands):

	2024	2023
Real estate loans
Residential	$29,774	$30,988
Construction	-	18
Commercial	597	707
Total real estate loans	30,371	31,713
Share Loans	295	326
Total loans	30,666	32,039
Unamortized, net deferred loan costs	146	142
Less allowance for credit losses	(185)	(200)
Loans receivable, net	$30,627	$31,981

Weighted average yield	4.38%	4.22%

Loans are stated at the amount of unpaid principal net of discounts and premiums on acquired loans before allowance for credit losses. Interest on loans is calculated using the effective interest method. The allowance for credit losses was charged with $15,000 in 2024. There was no activity in the allowance for the year ended December 31, 2023.

Loan Origination/Risk Management/Credit Concentration – The Association has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. The Association’s Board of Directors reviews and approves these policies and procedures on a regular basis. Although the Association has a diversified loan portfolio, the Association has concentrations of credit risks related to the real estate market, including residential, commercial, and construction lending. Most of the Association’s lending activity occurs within the greater New Orleans, Louisiana metropolitan area.

The Association has certain loans for which repayment is dependent upon the operation or sale of collateral, based on the borrower’s financial difficulties. The underlying collateral can vary based on type of loan. The following provides more detail about the types of collateral that secure collateral dependent loans and the risk characteristics:

Real estate loans– Residential – this portfolio consists primarily of residential loans for single and multifamily properties. Residential loans are generally secured by the first mortgage, and in some cases second mortgage, of owner occupied 1-4 family residences. Repayment of these loans is primarily dependent on the personal income and credit rating of the borrowers and can be impacted by economic conditions within their market area. Declines in market value can result in residential mortgages with outstanding balances in excess of the collateral value of the property securing the loan. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

Construction Loans – Construction loans include loans secured by real estate. Construction loans are usually based upon estimates of costs and estimated value of the completed project and include independent appraisal reviews and a financial analysis of the developers and property owners. Sources of repayment of these loans may include permanent loans, or an interim loan commitment from the Association until permanent financing is obtained. These loans are considered to be higher risk than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, general economic conditions, the cost of construction and the availability of long-term financing. Residential construction loans can experience delays in construction and cost overruns that can exceed the borrower’s financial ability to complete the construction project, which could result in unmarketable collateral.

Commercial Real Estate Loans – Commercial real estate loans include loans secured by real estate. Repayment of these loans are primarily dependent on cash flows from the operations of the property and personal income of the borrower, which can be impacted by economic conditions in the market. A decrease in demand for commercial real estate in our market area could result in decreases in the underlying collateral values and make repayment of the outstanding loans more difficult for our borrowers. Loans secured by non-residential properties and multifamily housing are dependent upon the ability of the property to produce cash flow sufficient to cover debt service and other operating expenses. These property types are susceptible to weak economic conditions which can result in high vacancy rates.

Home Equity Loans – Home equity loans and lines of credit loans are secured by first or junior liens on residential real estate making such loans susceptible to deterioration in residential real estate values. Additional risks include lien perfection deficiencies and the inherent risk that the borrower may draw on the lines in excess of their collateral value, particularly in a deteriorating real estate market.

Share Loans – The share loan portfolio consists of loans secured by savings or certificate of deposit accounts of customers. Risk is mitigated by the fact that the loans are of smaller individual amounts and secured by deposit accounts.

The following tables present a summary by loan class of past due and non-accrual loans as of December 31, 2024 and 2023 (dollars in thousands):

December 31, 2024	30 to 90 days past due	Greater than 90 days past due	Current Loans	Total	Past due greater than 90 days accruing
Real estate loans
Loan Secured by Real Estate
Adjustable Rate - home equity	$-	$-	$711	$711	$-
Fixed Rate:
Land Loan	-	-	471	471	-
Multifamily	-	-	288	288	-
1-4 Family residential	354	-	27,950	28,304	-
Total residential loans- non-construction	354	-	29,420	29,774	-
Construction residential	-	-	-	-	-
Commercial	-	-	597	597	-
Total real estate loans	354	-	30,017	30,371	-

Share Loans	-	-	295	295	-

Total	$354	$-	$30,312	$30,666	$-

There are no non-accrual loans as of December 31, 2024.

December 31, 2023	30 to 90 days past due	Greater than 90 days past due	Current Loans	Total	Past due greater than 90 days accruing
Real estate loans
Loan Secured by Real Estate
Adjustable Rate - home equity	$-	$-	$575	$575	$-
Fixed Rate:
Land Loan	-	34	113	147	-
Multifamily	-	-	302	302	-
1-4 Family residential	-	-	29,964	29,964	-
Total residential loans- non-construction	-	34	30,954	30,988	-
Construction residential	-	-	18	18	-
Commercial	-	-	707	707	-
Total real estate loans	-	34	31,679	31,713	-

Share Loans	-	-	326	326	-

Total	$-	$34	$32,005	$32,039	$-

December 31, 2023	Nonaccrual loans with no allowance	Nonaccrual loans with an allowance	Total nonaccrual loans
Real estate loans
Loan Secured by Real Estate
Adjustable Rate - home equity	$-	$-	$-
Fixed Rate:
Land Loan	34	-	34
Multi family	-	-	-
1-4 Family residential	-	-	-
Total residential loans- non-construction	34	-	34
Construction residential	-	-	-
Commercial	-	-	-
Total real estate loans	34	-	34
			-
Share Loans	-	-	-
Total	$34	$-	$34

Loans receivable as of December 31, 2024 and 2023 are scheduled to mature and adjustable-rate loans are scheduled to reprice as follows (dollars in thousands):

December 31, 2024	Less than one year	One to five years	Six to ten years	More than ten years	Total
Real estate loans
Loan Secured by Real Estate
Adjustable Rate - home equity	$711	$-	$-	$-	$711
Fixed Rate:
Land Loan	-	40	377	54	471
Multi family	-	-	-	288	288
1-4 Family residential	23	875	3,349	24,057	28,304
Total residential loans- non-construction	734	915	3,726	24,399	29,774
Construction residential	-	-	-	-	-
Commercial	-	75	522	-	597
Total real estate loans	734	990	4,248	24,399	30,371

Share Loans	295	-	-	-	295

Total	$1,029	$990	$4,248	$24,399	$30,666

December 31, 2023	Less than one year	One to five years	Six to ten years	More than ten years	Total
Real estate loans
Loan Secured by Real Estate
Adjustable Rate - home equity	$575	$-	$-	$-	$575
Fixed Rate:
Land Loan	34	30	24	59	147
Multi family	-	-	-	302	302
1-4 Family residential	-	280	3,239	26,445	29,964
Total residential loans- non-construction	609	310	3,263	26,806	30,988
Construction residential	-	-	-	18	18
Commercial	-	101	606	-	707
Total real estate loans	609	411	3,869	26,824	31,713

Share Loans	326	-	-	-	326

Total	$935	$411	$3,869	$26,824	$32,039

During the years ended December 31, 2024 and 2023, the Association sold no mortgage loans. The Association had no loan modifications in 2024 or 2023.

Credit Quality Indicators

The Association uses several credit quality indicators to manage credit risk in an ongoing manner. The Association's primary credit quality indicators are to use an internal credit risk rating system that categorizes loans into pass, special mention, substandard, or doubtful categories. Credit risk ratings are applied individually to those classes of loans that have significant or unique credit characteristics that benefit from a case-by-case evaluation. Groups of loans and leases that are underwritten and structured using standardized criteria and characteristics, such as statistical models (e.g., credit scoring or payment performance), are typically risk-rated and monitored collectively.

The following are the definitions of the Association's credit quality indicators:

Pass: Loans that comply in all material respects with the Association's loan policies, which are adequately secured with conforming collateral, and are extended to borrowers with documented cash flow and/or liquidity to safely cover their total debt service requirements. This grade includes loans to borrowers of solid credit quality with no higher-than-normal risk of loss. Borrowers in this category have satisfactory financial strength and adequate cash flow coverage to service debt requirements. Collateral type and quality, as well as protection, are adequate. The borrower is strong and capable, financial information is timely and accurate, and guarantor support is strong.

Watch: Loan that are above the FNMA limits are monitored on a routine basis. In addition, loans that become delinquent are initially identified as watch list loans for further monitoring: these loans do not currently expose the institution to sufficient risk to warrant adverse classification.

Special Mention: Loans that have potential weaknesses that, if left uncorrected, may result in deterioration of repayment prospects for the asset or in the Association's credit position at some future date. The Association’s special mention rating aligns with the regulatory definition. A special mention asset has potential weaknesses that deserve management’s close attention. If left uncorrected, these weaknesses may result in deterioration of repayment prospects. These weaknesses may include deteriorating balance sheets, strained liquidity and elevated leverage ratios. Cash flow and profitability are marginally sufficient to service debt and collateral is exhibiting signs of decline in value; however, protection is currently sufficient. Limited management experience or weaknesses have emerged requiring more than normal supervision, and uncertainties regarding the quality of the financials are not explained. Guarantor has very limited ability or willingness to provide short-term support. Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

Classified Loans Credit Quality Indicators

Substandard: Loans that are inadequately protected by the current net worth and paying capacity of the obligor or the collateral pledged. These assets have a well-defined weakness or weaknesses. The Association has a distinct possibility to sustain some loss if the deficiencies are not corrected.

Doubtful: Loans that have the weaknesses of those classified Substandard, with the added characteristic that the weaknesses make the collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The likelihood of loss on an asset is high.

The Association’s credit quality indicators are periodically updated on a case-by-case basis.

The following presents, by class and by credit quality indicator, the recorded investment in the Association's loans as of December 31 (dollars in thousands):

December 31, 2024	Pass/ Watch	Special Mention	Sub-standard	Doubtful	Total
Real estate loans
Residential	$29,774	$-	$-	$-	$29,774
Construction	-	-	-	-	-
Commercial	597	-	-	-	597
Share Loans	295	-	-	-	295
Total	$30,666	$-	$-	$-	$30,666

December 31, 2023	Pass/ Watch	Special Mention	Sub-standard	Doubtful	Total
Real estate loans
Residential	$30,954	$-	$34	$-	$30,988
Construction	18	-	-	-	18
Commercial	707	-	-	-	707
Share Loans	326	-	-	-	326
Total	$32,005	$-	$34	$-	$32,039

The following table reflects loans by credit quality indicator and origination year at December 31, 2024 (dollars in thousands):

December 31, 2024	2024	2023	2022	2021	2020	Prior	Total
Residential real estate:
Loans Secured by Residential Real Estate - Non-construction
Pass/Watch	$1,178	$2,003	$5,228	$5,193	$3,771	$12,401	$29,774
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	1,178	2,003	5,228	5,193	3,771	12,401	29,774
Current period gross write offs	-	-	-	-	-	15	15

Loans Secured by 1-4 Family Residential - Construction
Pass/Watch	-	-	-	-	-	-	-
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	-	-	-	-	-	-	-
Current period gross write offs	-	-	-	-	-	-	-

Loans Secured by Commercial Real Estate
Pass/Watch	-	-	-	-	-	597	597
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	-	-	-	-	-	597	597
Current period gross write offs	-	-	-	-	-	-	-

Share Loans
Pass/Watch	-	-	185	-	-	110	295
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	-	-	185	-	-	110	295
Current period gross write offs	-	-	-	-	-	-	-

All Loans
Pass/Watch	1,178	2,003	5,413	5,193	3,771	13,108	30,666
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	$1,178	$2,003	$5,413	$5,193	$3,771	$13,108	$30,666
Current period gross write offs	$-	$-	$-	$-	$-	$15	$15

The following table reflects loans by credit quality indicator and origination year at December 31, 2023 (dollars in thousands):

December 31, 2023	2023	2022	2021	2020	2019	Prior	Total
Residential real estate:
Loans Secured by Residential Real Estate - Non-construction
Pass/Watch	$1,358	$5,369	$5,430	$4,764	$1,721	$12,312	$30,954
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	34	34
Total	1,358	5,369	5,430	4,764	1,721	12,346	30,988
Current period gross write offs	-	-	-	-	-	-	-

Loans Secured by 1-4 Family Residential - Construction
Pass/Watch	18	-	-	-	-	-	18
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	18	-	-	-	-	-	18
Current period gross write offs	-	-	-	-	-	-	-

Loans Secured by Commercial Real Estate
Pass/Watch	-	-	-	-	-	707	707
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	-	-	-	-	-	707	707
Current period gross write offs	-	-	-	-	-	-	-

Share Loans
Pass/Watch	-	212	-	-	50	64	326
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	-	-
Total	-	212	-	-	50	64	326
Current period gross write offs	-	-	-	-	-	-	-

All Loans
Pass/Watch	1,376	5,581	5,430	4,764	1,771	13,083	32,005
Special Mention	-	-	-	-	-	-	-
Classified	-	-	-	-	-	34	34
Total	$1,376	$5,581	$5,430	$4,764	$1,771	$13,117	$32,039
Current period gross write offs	$-	$-	$-	$-	$-	$-	$-

Allowance for Credit Losses on Loans Receivable

The allowance for credit loss (loan losses) represents the estimated amount considered necessary to cover lifetime expected credit losses inherent in financial assets at the statement of financial condition date. The following table summarizes the activity by loan categories as of (dollars in thousands):

	Residential Real Estate Loans
December 31, 2024	Mortgage	Construction	Commercial Real Estate	Share Loans	Total
Allowance for Credit Losses
Beginning Balance	$175	$15	$10	$-	$200
Charge-offs	(15)	-	-	-	(15)
Recoveries	-	-	-	-	-
Provision for credit losses	13	(12)	(1)	-	-
Ending Balances	$173	$3	$9	$-	$185

Ending Balances Allocated to:
Individually Evaluated for Impairment	$-	$-	$-	$-	$-
Collectively Evaluated for Impairment	173	3	9	-	185
Total	$173	$3	$9	$-	$185

	Residential Real Estate Loans
December 31, 2023	Mortgage	Construction	Commercial Real Estate	Share Loans	Total
Allowance for Credit Losses
Beginning Balance	$198	$2	$-	$-	$200
Charge-offs	-	-	-	-	-
Recoveries	-	-	-	-	-
Provision for credit losses	(23)	13	10	-	-
Ending Balances	$175	$15	$10	$-	$200

Ending Balances Allocated to:
Individually Evaluated for Impairment	$-	$-	$-	$-	$-
Collectively Evaluated for Impairment	175	15	10	-	200
Total	$175	$15	$10	$-	$200

Allowance for Credit Losses on Unfunded Loan Commitments

The Association considered an adjustment for credit losses on unfunded loan commitments with the adoption of CECL and for the years ended December 31, 2024 and 2023 to be insignificant.

Related-Party Loans

In the ordinary course of business, the Association has granted loans to principal officers and directors, and entities in which they have significant ownership or management positions. An analysis of the changes in loans to such borrowers for the years ended December 31 follows (dollars in thousands):

	2024	2023
Balance, Beginning	$915	$851
Additions	425	127
Payments	(54)	(63)
Balance, Ending	$1,286	$915